Cover	Feb. 14, 2024
Cover [Abstract]
Entity Registrant Name	UPEXI, INC.
Entity Central Index Key	0001775194
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 14, 2024
Entity Ex Transition Period	false
Entity File Number	333-25526
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	83-3378978
Entity Address Address Line 1	3030 North Rocky Point Drive
Entity Address Address Line 2	Suite 420
Entity Address City Or Town	Tampa
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33607
City Area Code	701
Local Phone Number	353-5425
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	UPXI
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false